Warrants liability	12 Months Ended
Dec. 31, 2024
Warrants liability [Abstract]
Warrants liability
12.	Warrants liability
In connection with the completion of the business combination on March 20, 2024, each of 16,875,000 HCM’s outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for ordinary shares of the Company at an exercise price of U.S.$11.50 per whole warrant. The warrants shall expire on the five year anniversary of the closing date.
Changes in warrant liabilities
The financial liabilities for the warrants are accounted for at fair value through profit or loss, and are measured with reference to its market price.
Movements in the warrant liabilities for the year ended December 31, 2024 are summarized as follows:

	Public warrants
	Number of warrants	Value
Warrants assumed in connection with the business combination held on March 20, 2024	16,875,000	$19,717,425
Change in fair value of warrant liabilities		51,946,426
Warrants exercised	62,877	(73,452)
Exchange rate effect	—	4,237,004
As of December 31 , 2024	16,812,123	$75,827,403